Note 3 - Inventories (Tables)	6 Months Ended
Jun. 30, 2018
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	06-30-2018	12-31-2017
Components, spare parts	4,824	3,909
Work-in-progress	-	729
Finished goods – own manufactured products	1,629	1,167
Finished goods – distribution products	1,477	1,656
Total gross inventories	7,930	7,461
Less: allowance for slow-moving inventory and net realizable value	(856)	(722)
Total	7,074	6,739